Income Tax - Schedule of Reconciliations of Federal Income Tax Effective Rate (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%			21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Change in fair value of warrants					(17.10%)	7.60%
Acquisition related expenses					7.50%	(22.10%)
Change in valuation allowance					2.70%	(6.50%)
Effective tax rate	6.55%	0.82%	5.08%	0.57%	14.10%